Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance

The following table details summary compensation and compensation actually paid to or earned
by our NEOs during the years ended December 31, 2023, 2022, 2021 and 2020, along with a comparison to total shareholder return, net income/(loss) available to common stockholders and total revenues.

Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2)(3) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income/ (Loss) Available to Common Stockholders ($) (h)	Total Revenues ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($)(4)(5) (g)

2023	9,075,696	12,045,399	4,631,341	5,540,994	95.42	113.49	572,921,739	2,684,976,931

2022	8,542,106	3,063,639	4,529,509	2,868,293	85.65	105.55	(138,723,569)	2,317,301,726

2021	9,148,993	7,043,334	4,854,198	3,539,016	96.70	128.48	408,158,602	2,088,388,782

2020	5,993,815	2,710,009	3,104,420	2,424,094	95.66	95.56	500,888,698	2,015,438,999

(1)	For the fiscal years ended December 31, 2023, 2022, 2021 and 2020 our PEO and remaining NEOs were as follows:

Year	PEO	Non-PEO NEOs

2023	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2022	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen

2021	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Korde and Willis

2020	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis and Chen

(2)
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of
Regulation
S-K and do not reflect compensation actually earned, realized, or received by our
NEOs
. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2023

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2023	$(5,560,668)	$(2,516,780)

Addition of Fair Value at December 31, 2023 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	$6,860,587	$2,784,143

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,519,052	$568,988

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2023	$150,732	$73,302

Fair Value as of December 31, 2022 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2023	—	—

Total 2023 Adjustments	$2,969,703	$909,653
*The valuation assumptions used to calculate fair values did not materially
differ from those disclosed at
the
time of grant.

(4)
Peer group total shareholder return for each year in the table is presented using the 2023 custom benchmark group disclosed in our Annual Report on Form
10-K
filed with the SEC for the year ended December 31, 2023 as shown below.

2023 Custom Benchmark Group

Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Digital Bridge Group, Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, H&E Equipment Services, Inc., Healthpeak Properties, Inc., Herc Holdings Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Janus Henderson Group plc,
Kennedy-Wilson
Holdings, Inc., Kilroy Realty Corporation, Triton International Limited, and W.P. Carey Inc.

(5)
Our 2023 custom benchmark group was updated to remove certain size outliers based on market capitalization and to maintain a balanced industry representation. The table below compares the Company’s total shareholder return with the total shareholder return of each of the 2022 custom benchmark group and 2023 custom benchmark group.

Year	Company Total Shareholder Return ($)	2023 Custom Benchmark Group Total Shareholder Return ($)	2022 Custom Benchmark Group Total Shareholder Return ($)

2023	95.42	113.49	111.19

2022	85.65	105.55	102.36

2021	96.70	128.48	130.59

2020	95.66	95.56	95.43

Company Selected Measure Name	TotalRevenues
Named Executive Officers, Footnote
(1)	For the fiscal years ended December 31, 2023, 2022, 2021 and 2020 our PEO and remaining NEOs were as follows:

Year	PEO	Non-PEO NEOs

2023	Mr. Plueger	Messrs. Udvar-Hazy, Levy, and Willis, and Ms. Forsyte

2022	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis, Korde and Chen

2021	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Korde and Willis

2020	Mr. Plueger	Messrs. Udvar-Hazy, Levy, Willis and Chen

Peer Group Issuers, Footnote
(4)
Peer group total shareholder return for each year in the table is presented using the 2023 custom benchmark group disclosed in our Annual Report on Form
10-K
filed with the SEC for the year ended December 31, 2023 as shown below.

2023 Custom Benchmark Group

Affiliated Managers Group, Inc., Artisan Partners Asset Management, Inc., Digital Bridge Group, Inc., Federal Realty Investment Trust, Federated Hermes, Inc., Franklin Resources, Inc., GATX Corporation, H&E Equipment Services, Inc., Healthpeak Properties, Inc., Herc Holdings Inc., Host Hotels & Resorts, Inc., Invesco Ltd., Janus Henderson Group plc,
Kennedy-Wilson
Holdings, Inc., Kilroy Realty Corporation, Triton International Limited, and W.P. Carey Inc.

PEO Total Compensation Amount	$ 9,075,696	$ 8,542,106	$ 9,148,993	$ 5,993,815
PEO Actually Paid Compensation Amount	$ 12,045,399	3,063,639	7,043,334	2,710,009
Adjustment To PEO Compensation, Footnote
(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2023

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2023	$(5,560,668)	$(2,516,780)

Addition of Fair Value at December 31, 2023 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	$6,860,587	$2,784,143

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,519,052	$568,988

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2023	$150,732	$73,302

Fair Value as of December 31, 2022 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2023	—	—

Total 2023 Adjustments	$2,969,703	$909,653
*The valuation assumptions used to calculate fair values did not materially
differ from those disclosed at
the
time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 4,631,341	4,529,509	4,854,198	3,104,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,540,994	2,868,293	3,539,016	2,424,094
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The table below reflects the adjustments used to calculate the compensation actually paid to our PEO and average compensation actually paid to our Non-PEO NEOs:

	PEO	Average Non-PEO NEOs

Adjustments	2023

Deduction of Grant Date Fair Value of Option Awards and Stock Awards Granted in 2023	$(5,560,668)	$(2,516,780)

Addition of Fair Value at December 31, 2023 of Outstanding and Unvested Option Awards and Stock Awards Granted in 2023	$6,860,587	$2,784,143

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years*	$1,519,052	$568,988

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During 2023	$150,732	$73,302

Fair Value as of December 31, 2022 of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During 2023	—	—

Total 2023 Adjustments	$2,969,703	$909,653
*The valuation assumptions used to calculate fair values did not materially
differ from those disclosed at
the
time of grant.

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return, and (ii) the cumulative indexed total shareholder return of our custom benchmark group in 2023 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the years ended December 31, 2023, 2022,
2021 and 2020:

Compensation Actually Paid vs. Net Income
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s net income/(loss) attributable to common stockholders for the years ended December 31, 2023, 2022, 2021 and
2020:

Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and the Company’s total revenues for the years ended December 31, 2023, 2022, 2021 and 2 020:
Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between the compensation actually paid to or earned by our NEOs and (i) the Company’s cumulative indexed total shareholder return, and (ii) the cumulative indexed total shareholder return of our custom benchmark group in 2023 (as disclosed above), in each case, assuming an initial fixed investment of $100 for the years ended December 31, 2023, 2022,
2021 and 2020:

Tabular List, Table
Financial Performance Measures
The financial measures included in the table below represent an unranked list of the most important financial performance measures to link compensation actually paid to our NEOs for 2023. The target total compensation of our NEOs is heavily weighted towards short and long-term performance goals that align with our stockholders’ interests. Our annual bonus plan is 100% performance-based, with 70% of the target bonus opportunity for 2023 for each NEO tied to our total revenues and adjusted pre-tax
margin and 50% of our NEOs’ long-term equity awards for 2023 tied to performance-based vesting conditions based on book value of our Class A Common Stock.

Most Important Financial Performance Measures (1)
Total Revenues
Adjusted net income available to common stockholders (2)
Book value of our Class A Common Stock

(1)	The financial measures that we consider to be the most important measures to link compensation actually paid to our NEOs is evaluated on an ongoing basis and could change in future years.
(2)	As defined and reported in our financial statements as filed with the SEC.

Total Shareholder Return Amount	$ 95.42	85.65	96.7	95.66
Peer Group Total Shareholder Return Amount	113.49	105.55	128.48	95.56
Net Income (Loss)	$ 572,921,739	$ (138,723,569)	$ 408,158,602	$ 500,888,698
Company Selected Measure Amount	2,684,976,931	2,317,301,726	2,088,388,782	2,015,438,999
PEO Name	Mr. Plueger
Previous Year Custom Benchmark Group	$ 111.19	$ 102.36	$ 130.59	$ 95.43
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income available to common stockholders
Measure:: 3
Pay vs Performance Disclosure
Name	Book value of our Class A Common Stock
PEO | Deduction Of Grant Date Fair Value Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,560,668)
PEO | Addition Of Fair Value At December 31, 2023 Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,860,587
PEO | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,519,052
PEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,732
PEO | Fair Value As Of December 31, 2022 Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,969,703
Non-PEO NEO | Deduction Of Grant Date Fair Value Of Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,516,780)
Non-PEO NEO | Addition Of Fair Value At December 31, 2023 Of Outstanding And Unvested Option Awards And Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,784,143
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,988
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,302
Non-PEO NEO | Fair Value As Of December 31, 2022 Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 909,653